Lease liability and Right-of-use assets (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 03, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 1,415	$ 1,410	$ 1,431
Continuing operations
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge	(257)	(259)	(267)
Discontinued operations
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets				$ 133
Land [member] | Continuing operations
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	472	483
Depreciation charge	(11)	(12)	(16)
Buildings [member] | Continuing operations
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	752	749
Depreciation charge	(153)	(156)	(162)
Vehicles [member] | Continuing operations
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	133	112
Depreciation charge	(80)	(80)	(82)
Machinery & equipment and other assets | Continuing operations
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	58	66
Depreciation charge	$ (13)	$ (11)	$ (7)